Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Warrants issued pursuant to equity compensation plan narrative (Details)	12 Months Ended
Dec. 31, 2023 € / shares
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Nominal value per share	€ 0.002
Strike price	€ 0.56